PENSIONS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 34,078	$ 47,215
Service cost	33	75	$ 120
Interest cost	1,622	1,087	879
Actuarial (gain)/loss	246	(10,106)
Foreign currency exchange rate changes	383	(1,227)
Benefit payments	(2,929)	(2,966)
Projected benefit obligation at December 31	$ 33,433	$ 34,078	$ 47,215